Employee Benefit Plans (Schedule of Expected Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 5,730
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	5,860
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	8,500
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,148
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,936
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	47,544
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	431
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	502
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	594
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	685
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	776
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 5,388